Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Financial Instruments [Abstract]
Summary of Outstanding Hedges
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

	At June 30, 2023			At December 31, 2022
(€ thousands)	Notional amount	Positive fair value	Negative fair value	Notional amount	Positive fair value	Negative fair value
Foreign currency exchange risk
Forward contracts	549,499	9,679	(2,186)	481,110	13,075	(2,362)
Interest rate risk
Interest rate swaps	234,626	8,306	—	320,000	9,379	—
Total derivatives – Hedging	784,125	17,985	(2,186)	801,110	22,454	(2,362)
Total derivatives instruments - Asset/(Liabilities)	784,125	17,985	(2,186)	801,110	22,454	(2,362)